Related Party Transactions (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenue (Sale of goods and services, interest income)	$ 8,556	$ 23,954	$ 15,123
Operating expenses (Purchase of goods and services, interest expense)	165,499	185,827	187,687
Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Revenue (Sale of goods and services, interest income)	133	128	128
Operating expenses (Purchase of goods and services, interest expense)	$ 6,645	$ 6,456	$ 6,518